Mergers and Acquisitions (Q2)	6 Months Ended
Jun. 30, 2018
MERGERS AND ACQUISITIONS [Abstract]
Mergers and Acquisitions
(11)	Mergers and Acquisitions

Proposed Merger with Clover Community Bankshares, Inc.

The Company entered into an Agreement and Plan of Merger and Reorganization (the “Agreement”) dated as of June 14, 2018, with Clover Community Bankshares, Inc. (“Clover”), the parent holding company for  Clover Community Bank, Clover, SC.  Pursuant to the terms of the Agreement, Clover will merge with and into the Company, with the Company being the surviving corporation in the merger.  In addition, following the merger of Clover with and into the Company, Clover Community Bank will be merged with and into the Bank with the Bank as the surviving bank in the bank merger.

The transaction is subject to various closing conditions, including the receipt of requisite shareholder approvals and required approvals of state and federal banking regulators.

If the merger is completed, each share of Clover common stock issued and outstanding will be converted into the right to receive either $22.00 in cash or 2.7181 shares of the Company’s common stock.  Clover shareholders will have the option to elect the type of consideration that they would prefer to receive, subject to required proration as provided in the Agreement.  The merger consideration will be prorated such that 20% of Clover’s common shares outstanding immediately prior to the closing of the merger will be converted to the cash consideration and 80% of Clover’s common shares outstanding immediately prior to the closing of the merger will be converted to the stock consideration.  Cash will be paid in lieu of fractional shares.

In accordance with Clover’s articles of incorporation, each outstanding share of Clover preferred stock will automatically convert into one share of Clover common stock immediately prior to the closing of the merger.  These shares of common stock will then be converted into the right to receive the merger consideration as described above.

Based on the Company’s 10-day volume weighted closing price of $8.09 per share as of June 12, 2018, the aggregate deal value is approximately $21.5 million.